Exempt Party-In-Interest and Related Party Transactions (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exempt Party-In-Interest and Related Party Transactions [Abstract]
Dividend income	$ 1,492,256	$ 1,436,528
Assets acquired net of income	2,344,029	1,849,549
Assets disposed	$ 3,172,334	$ 3,881,334